Expense Example - LVIP Blended Mid Cap Managed Volatility Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	76	239	416	929	101	317	551	1,224